ALABAMA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Education -- 1.8%
---------------------------------------------------------------------------
      $1,500         Birmingham-Southern College,
                     5.35%, 12/1/19                            $ 1,419,180
---------------------------------------------------------------------------
                                                               $ 1,419,180
---------------------------------------------------------------------------
Electric Utilities -- 2.3%
---------------------------------------------------------------------------
      $1,500         Puerto Rico Electric Power Authority,
                     4.75%, 7/1/24                             $ 1,301,955
         500         Puerto Rico Electric Power Authority,
                     5.00%, 7/1/28                                 449,725
         100         Tennessee Valley, Exhibit Commission,
                     6.70%, 6/1/10                                 106,773
---------------------------------------------------------------------------
                                                               $ 1,858,453
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 12.3%
---------------------------------------------------------------------------
      $1,000         Gadsen East Medical Clinic Board,
                     (Baptist Hospital), Prerefunded to
                     11/1/01, 7.80%, 11/1/21                   $ 1,091,590
       2,000         Huntsville, Health Care Facilities,
                     (MBIA), Prerefunded to 6/1/04,
                     6.50%, 6/1/13                               2,201,100
       5,000         Scottsboro, Water, Sewer and Gas,
                     (AMBAC), Prerefunded to 6/1/04,
                     6.50%, 12/1/14                              5,511,799
       1,000         West Morgan-East Lawrence, Water
                     Authority, (FSA), Prerefunded to
                     8/15/04, 6.85%, 8/15/25                     1,121,020
---------------------------------------------------------------------------
                                                               $ 9,925,509
---------------------------------------------------------------------------
General Obligations -- 0.3%
---------------------------------------------------------------------------
      $  650         Puerto Rico, Public Improvement,
                     0.00%, 7/1/15                             $   271,518
---------------------------------------------------------------------------
                                                               $   271,518
---------------------------------------------------------------------------
Hospital -- 9.7%
---------------------------------------------------------------------------
      $3,000         Alexander City, Special Care, (Russell
                     Hospital), 6.00%, 12/1/22                 $ 2,879,970
       1,000         Baldwin County, (Thomas Hospital),
                     6.75%, 4/1/21                               1,032,090
       1,000         Cullman Medical Clinic Board, (Cullman
                     Regional Medical Center),
                     6.50%, 2/15/23                              1,017,040
       2,000         Marshall County Healthcare Authority,
                     (Boaz-Albertville Medical Center),
                     7.00%, 1/1/20                               2,109,760
         745         Montgomery, Medical Clinic Board,
                     (Jackson Hospital), 7.00%, 3/1/15             765,137
---------------------------------------------------------------------------
                                                               $ 7,803,997
---------------------------------------------------------------------------
Industrial Development Revenue -- 11.9%
---------------------------------------------------------------------------
      $1,200         Courtland, (Champion International
                     Corp.), 7.20%, 12/1/13                    $ 1,288,464

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
      $2,000         Courtland, (Champion International
                     Corp.), (AMT), 6.50%, 9/1/25              $ 2,046,240
       3,020         Puerto Rico Port Authority, (American
                     Airlines), (AMT), 6.25%, 6/1/26             3,095,047
       1,000         Selma, Solid Waste Disposal,
                     (International Paper), (AMT),
                     6.00%, 12/1/17                              1,005,310
       2,000         Tallahassee, (United Tech),
                     6.10%, 8/1/14                               2,182,060
---------------------------------------------------------------------------
                                                               $ 9,617,121
---------------------------------------------------------------------------
Insured-Education -- 6.7%
---------------------------------------------------------------------------
      $2,900         Alabama Agricultural and Mechanical
                     University, (MBIA), 5.00%, 11/1/25        $ 2,598,313
       7,500         University of South Alabama, (AMBAC),
                     0.00%, 11/15/16                             2,813,775
---------------------------------------------------------------------------
                                                               $ 5,412,088
---------------------------------------------------------------------------
Insured-Electric Utilities -- 0.3%
---------------------------------------------------------------------------
      $  250         Puerto Rico Electric Power Authority,
                     "STRIPES", (FSA), Variable Rate,
                     7/1/03(1)                                 $   270,938
---------------------------------------------------------------------------
                                                               $   270,938
---------------------------------------------------------------------------
Insured-General Obligations -- 9.3%
---------------------------------------------------------------------------
      $2,000         Madison, Warrants (MBIA), 5.00%, 9/1/27   $ 1,786,120
       3,250         Madison, Warrants, (MBIA),
                     6.00%, 2/1/24                               3,501,323
       4,000         Mobile, (MBIA), 0.00%, 8/15/20              1,194,800
         500         North Port, (AMBAC), 5.70%, 3/1/21            497,855
         500         Troy City, (CAPG), 6.60%, 6/1/12              537,595
---------------------------------------------------------------------------
                                                               $ 7,517,693
---------------------------------------------------------------------------
Insured-Hospital -- 4.5%
---------------------------------------------------------------------------
      $2,000         Anniston Regional Medical Center Board,
                     (AMBAC), 5.125%, 6/1/28                   $ 1,805,600
       1,810         Bessemer, Medical Clinic Board, (MBIA),
                     6.00%, 5/15/19                              1,842,327
---------------------------------------------------------------------------
                                                               $ 3,647,927
---------------------------------------------------------------------------
Insured-Pooled Loans -- 1.1%
---------------------------------------------------------------------------
      $1,000         Alabama Water Pollution Control
                     Authority, (AMBAC), 4.75%, 8/15/18        $   890,210
---------------------------------------------------------------------------
                                                               $   890,210
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Solid Waste -- 5.5%
---------------------------------------------------------------------------
      $  250         Huntsville, Solid Waste Disposal,
                     (FGIC), (AMT), 7.00%, 10/1/08             $   262,008
       4,000         Huntsville, Solid Waste Disposal,
                     (FGIC), (AMT), 7.00%, 10/1/14               4,184,720
---------------------------------------------------------------------------
                                                               $ 4,446,728
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
---------------------------------------------------------------------------
      $1,825         Birmingham Jefferson, Civic Center
                     Authority, (MBIA), 0.00%, 9/1/18          $   614,715
---------------------------------------------------------------------------
                                                               $   614,715
---------------------------------------------------------------------------
Insured-Transportation -- 9.1%
---------------------------------------------------------------------------
      $4,500         Alabama State Docks Department, (MBIA),
                     (AMT), 6.30%, 10/1/21                     $ 4,655,249
       1,000         Huntsville-Madison County Airport,
                     (AMT), (MBIA), 5.40%, 7/1/19                  954,160
       2,000         Puerto Rico Highway and Transportation
                     Authority, (AMBAC), 0.00%, 7/1/16             806,320
       1,000         Puerto Rico Highway and Transportation
                     Authority, (AMBAC), 5.00%, 7/1/28             915,240
---------------------------------------------------------------------------
                                                               $ 7,330,969
---------------------------------------------------------------------------
Insured-Water and Sewer -- 12.9%
---------------------------------------------------------------------------
      $2,050         Bessemer, Water, (AMBAC), 5.75%, 7/1/26   $ 2,042,866
       3,500         Jefferson County, Sewer, (FGIC),
                     5.00%, 2/1/33                               3,076,885
       1,000         Limestone County Water and Sewer
                     Authority, (AMBAC), 5.00%, 12/1/24            900,030
       3,075         Prichard Water and Sewer, (AMBAC),
                     6.125%, 11/15/14                            3,263,744
       1,195         Warrior River, Water Authority, (FSA),
                     5.25%, 8/1/23                               1,124,459
---------------------------------------------------------------------------
                                                               $10,407,984
---------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.6%
---------------------------------------------------------------------------
      $  500         Puerto Rico, (Guaynabo Municipal
                     Government Center Lease),
                     5.625%, 7/1/22                            $   484,960
---------------------------------------------------------------------------
                                                               $   484,960
---------------------------------------------------------------------------
Nursing Home -- 1.2%
---------------------------------------------------------------------------
      $  325         Fairhope Midtown Medical Clinic Board,
                     (Beverly Enterprises), 6.375%, 6/1/09     $   319,075

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Nursing Home (continued)
---------------------------------------------------------------------------
      $  670         Mobile, Midtown Medical Clinic Board,
                     (Beverly Enterprises), 7.00%, 4/1/07      $   672,117
---------------------------------------------------------------------------
                                                               $   991,192
---------------------------------------------------------------------------
Special Tax Revenue -- 0.3%
---------------------------------------------------------------------------
      $  250         Puerto Rico Infrastructure Financing
                     Authority, Variable Rate, 7/1/28(1)(2)    $   208,290
---------------------------------------------------------------------------
                                                               $   208,290
---------------------------------------------------------------------------
Transportation -- 2.5%
---------------------------------------------------------------------------
      $1,000         Puerto Rico Highway and Transportation
                     Authority, 4.75%, 7/1/38                  $   845,930
         800         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/22                      729,392
         500         Puerto Rico Highway and Transportation
                     Authority, 5.00%, 7/1/38                      442,310
---------------------------------------------------------------------------
                                                               $ 2,017,632
---------------------------------------------------------------------------
Water and Sewer -- 6.9%
---------------------------------------------------------------------------
      $  750         Birmingham, Water and Sewer,
                     4.75%, 1/1/21                             $   654,675
       4,000         Birmingham, Water and Sewer,
                     4.75%, 1/1/29                               3,393,560
       1,500         Moulton City, Water, 6.30%, 1/1/18          1,518,150
---------------------------------------------------------------------------
                                                               $ 5,566,385
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.0%
   (identified cost $79,721,443)                               $80,703,489
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1999, 61.2% of securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.7% to 24.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999

                                ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $79,721,443          $49,436,920           $71,244,303          $92,608,640
   Unrealized appreciation              982,046              759,438                93,196            3,049,952
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $80,703,489          $50,196,358           $71,337,499          $95,658,592
-------------------------------------------------------------------------------------------------------------------
Cash                                $   293,797          $        --           $        --          $   591,999
Receivable for investments
   sold                                      --              582,625               235,992               25,310
Interest receivable                   1,148,763              768,475               980,769            1,491,196
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $82,146,049          $51,547,458           $72,554,260          $97,767,097
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for when-issued
   securities                       $        --          $   795,957           $   958,690          $        --
Due to bank                                  --               56,160                73,346                   --
Demand note payable                          --              200,000               300,000                   --
Accrued expenses                          4,781                4,570                 1,799                5,187
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $     4,781          $ 1,056,687           $ 1,333,835          $     5,187
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $82,141,268          $50,490,771           $71,220,425          $97,761,910
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $81,159,222          $49,731,333           $71,127,229          $94,711,958
Net unrealized appreciation
   (computed on the basis of
   identified cost)                     982,046              759,438                93,196            3,049,952
-------------------------------------------------------------------------------------------------------------------
TOTAL                               $82,141,268          $50,490,771           $71,220,425          $97,761,910
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999

                                LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                   $32,434,698           $96,301,744           $65,161,804              $121,147,010
   Unrealized appreciation
      (depreciation)                    (169,454)           (2,325,448)            2,240,995                 5,331,001
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                $32,265,244           $93,976,296           $67,402,799              $126,478,011
----------------------------------------------------------------------------------------------------------------------------
Cash                                 $        --           $        --           $        --              $    813,177
Receivable for investments
   sold                                   85,000                    --                30,000                    80,000
Receivable for when-issued
   securities sold                            --             3,546,846                    --                        --
Interest receivable                      489,036             1,429,789               889,304                 1,970,105
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                         $32,839,280           $98,952,931           $68,322,103              $129,341,293
----------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------
Payable for when-issued
   securities                        $        --           $ 3,289,180           $        --              $         --
Due to bank                               66,294                35,400                50,078                        --
Demand note payable                      100,000               400,000                    --                        --
Payable to affiliate for
   Trustees' fees                             --                    --                    --                        35
Accrued expenses                           5,486                 5,127                 7,738                    11,128
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                    $   171,780           $ 3,729,707           $    57,816              $     11,163
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                         $32,667,500           $95,223,224           $68,264,287              $129,330,130
----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                       $32,836,954           $97,548,672           $66,023,292              $123,999,129
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified
   cost)                                (169,454)           (2,325,448)            2,240,995                 5,331,001
----------------------------------------------------------------------------------------------------------------------------
TOTAL                                $32,667,500           $95,223,224           $68,264,287              $129,330,130
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 1999

                                OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $90,127,046             $43,917,167               $47,368,457           $131,302,031
   Unrealized appreciation           1,846,892                 947,404                 1,298,648              4,188,114
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $91,973,938             $44,864,571               $48,667,105           $135,490,145
--------------------------------------------------------------------------------------------------------------------------
Cash                               $    57,923             $        --               $        --           $         --
Receivable for investments
   sold                              1,544,125                 241,009                    45,444                 70,000
Interest receivable                  1,211,140                 625,354                   710,246              2,189,324
--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $94,787,126             $45,730,934               $49,422,795           $137,749,469
--------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $   460,406             $        --               $        --           $         --
Payable for when-issued
   securities                               --                 751,823                        --                     --
Demand note payable                         --                 100,000                        --                100,000
Due to bank                                 --                  42,606                     8,159                 17,312
Accrued expenses                         9,268                   3,482                     7,167                  7,903
--------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $   469,674             $   897,911               $    15,326           $    125,215
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $94,317,452             $44,833,023               $49,407,469           $137,624,254
--------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $92,470,560             $43,885,619               $48,108,821           $133,436,140
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  1,846,892                 947,404                 1,298,648              4,188,114
--------------------------------------------------------------------------------------------------------------------------
TOTAL                              $94,317,452             $44,833,023               $49,407,469           $137,624,254
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

                                ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------
Interest                            $ 5,046,144          $ 3,081,097           $ 4,626,999          $ 6,295,606
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $ 5,046,144          $ 3,081,097           $ 4,626,999          $ 6,295,606
-------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------
Investment adviser fee              $   326,867          $   161,041           $   287,404          $   418,048
Trustees fees and expenses                8,577                8,492                 9,334               11,091
Custodian fee                            52,018               41,357                42,708               61,323
Legal and accounting services            19,020               19,016                19,006               20,944
Amortization of organization
   expenses                                  --                  747                    --                   --
Miscellaneous                            10,639               13,770                12,326               14,432
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $   417,121          $   244,423           $   370,778          $   525,838
-------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $    16,583          $     8,647           $    31,843          $    17,654
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $    16,583          $     8,647           $    31,843          $    17,654
-------------------------------------------------------------------------------------------------------------------

NET EXPENSES                        $   400,538          $   235,776           $   338,935          $   508,184
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $ 4,645,606          $ 2,845,321           $ 4,288,064          $ 5,787,422
-------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $ 1,799,872          $   723,380           $ 1,231,094          $ 1,033,885
   Financial futures contracts           22,763               42,385               (78,110)             (46,738)
-------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                   $ 1,822,635          $   765,765           $ 1,152,984          $   987,147
-------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                   $(7,214,696)         $(3,804,990)          $(7,241,129)         $(6,481,839)
   Financial futures contracts           43,140               45,369               136,956              171,430
-------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $(7,171,556)         $(3,759,621)          $(7,104,173)         $(6,310,409)
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                             $(5,348,921)         $(2,993,856)          $(5,951,189)         $(5,323,262)
-------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS           $  (703,315)         $  (148,535)          $(1,663,125)         $   464,160
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

                                LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------------------
Interest                             $ 1,963,315           $ 5,671,231           $ 4,205,494              $  8,290,889
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME              $ 1,963,315           $ 5,671,231           $ 4,205,494              $  8,290,889
----------------------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee               $    79,665           $   386,101           $   252,365              $    588,407
Trustees fees and expenses                 2,748                11,916                 9,935                    13,460
Custodian fee                             28,263                68,270                44,238                    85,475
Legal and accounting services             15,864                20,943                19,582                    21,573
Amortization of organization
   expenses                                  701                    --                    --                        --
Miscellaneous                              6,288                17,490                10,054                    15,200
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                       $   133,529           $   504,720           $   336,174              $    724,115
----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee        $    12,309           $    31,260           $    13,201              $     19,169
----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS             $    12,309           $    31,260           $    13,201              $     19,169
----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                         $   121,220           $   473,460           $   322,973              $    704,946
----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                $ 1,842,095           $ 5,197,771           $ 3,882,521              $  7,585,943
----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)        $  (192,585)          $   978,480           $   588,947              $    634,520
   Financial futures contracts            60,502                78,716               (57,847)                  417,752
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)             $  (132,083)          $ 1,057,196           $   531,100              $  1,052,272
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                    $(2,567,350)          $(9,489,950)          $(5,404,532)             $(10,001,534)
   Financial futures contracts            33,128                84,256               114,183                        --
----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)       $(2,534,222)          $(9,405,694)          $(5,290,349)             $(10,001,534)
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                              $(2,666,305)          $(8,348,498)          $(4,759,249)             $ (8,949,262)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                   $  (824,210)          $(3,150,727)          $  (876,728)             $ (1,363,319)
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 1999

                                OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------------------------------
Interest                           $ 5,736,356             $ 2,857,240               $ 2,998,086           $  8,447,011
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $ 5,736,356             $ 2,857,240               $ 2,998,086           $  8,447,011
--------------------------------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------------------------------
Investment adviser fee             $   377,530             $   140,934               $   153,950           $    600,595
Trustees fees and expenses              10,877                   6,143                     9,267                 13,425
Custodian fee                           57,670                  36,222                    35,451                 80,765
Legal and accounting services           21,625                  18,122                    19,579                 20,948
Amortization of organization
   expenses                                 --                     703                        --                     --
Miscellaneous                           15,075                   8,806                     8,632                 18,407
--------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $   482,777             $   210,930               $   226,879           $    734,140
--------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    12,712             $    12,586               $     7,736           $     29,620
--------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    12,712             $    12,586               $     7,736           $     29,620
--------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $   470,065             $   198,344               $   219,143           $    704,520
--------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $ 5,266,291             $ 2,658,896               $ 2,778,943           $  7,742,491
--------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $   957,713             $  (163,160)              $   152,219           $  1,358,363
   Financial futures contracts          86,092                 (12,386)                  (40,480)               121,101
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ 1,043,805             $  (175,546)              $   111,739           $  1,479,464
--------------------------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $(6,028,925)            $(3,664,758)              $(2,956,901)          $(10,075,412)
   Financial futures contracts              --                      --                    80,022                129,625
--------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $(6,028,925)            $(3,664,758)              $(2,876,879)          $ (9,945,787)
--------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                            $(4,985,120)            $(3,840,304)              $(2,765,140)          $ (8,466,323)
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $   281,171             $(1,181,408)              $    13,803           $   (723,832)
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

Increase (Decrease) in Net
Assets                          ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  4,645,606          $  2,845,321         $  4,288,064          $  5,787,422
   Net realized gain                  1,822,635               765,765            1,152,984               987,147
   Net change in unrealized
      appreciation
      (depreciation)                 (7,171,556)           (3,759,621)          (7,104,173)           (6,310,409)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $   (703,315)         $   (148,535)        $ (1,663,125)         $    464,160
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                   $  7,798,450          $  5,682,021         $  5,916,906          $  6,215,330
   Withdrawals                      (19,730,570)          (11,297,759)         (20,284,630)          (21,552,860)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS       $(11,932,120)         $ (5,615,738)        $(14,367,724)         $(15,337,530)
-------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $(12,635,435)         $ (5,764,273)        $(16,030,849)         $(14,873,370)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year               $ 94,776,703          $ 56,255,044         $ 87,251,274          $112,635,280
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 82,141,268          $ 50,490,771         $ 71,220,425          $ 97,761,910
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

Increase (Decrease) in Net
Assets                          LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $ 1,842,095           $  5,197,771          $  3,882,521             $  7,585,943
   Net realized gain (loss)             (132,083)             1,057,196               531,100                1,052,272
   Net change in unrealized
      appreciation
      (depreciation)                  (2,534,222)            (9,405,694)           (5,290,349)             (10,001,534)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                   $  (824,210)          $ (3,150,727)         $   (876,728)            $ (1,363,319)
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $ 4,126,276           $ 11,497,954          $  7,132,282             $  7,046,445
   Withdrawals                        (7,144,339)           (18,276,256)          (12,389,264)             (29,283,120)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS         $(3,018,063)          $ (6,778,302)         $ (5,256,982)            $(22,236,675)
----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $(3,842,273)          $ (9,929,029)         $ (6,133,710)            $(23,599,994)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of year                 $36,509,773           $105,152,253          $ 74,397,997             $152,930,124
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $32,667,500           $ 95,223,224          $ 68,264,287             $129,330,130
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1999

Increase (Decrease) in Net
Assets                          OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  5,266,291            $  2,658,896              $ 2,778,943           $  7,742,491
   Net realized gain (loss)           1,043,805                (175,546)                 111,739              1,479,464
   Net change in unrealized
      appreciation
      (depreciation)                 (6,028,925)             (3,664,758)              (2,876,879)            (9,945,787)
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS          $    281,171            $ (1,181,408)             $    13,803           $   (723,832)
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                   $ 10,547,640            $  6,573,386              $ 5,309,074           $ 12,279,948
   Withdrawals                      (20,266,456)            (10,676,028)              (9,624,115)           (25,189,332)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS       $ (9,718,816)           $ (4,102,642)             $(4,315,041)          $(12,909,384)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $ (9,437,645)           $ (5,284,050)             $(4,301,238)          $(13,633,216)
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of year               $103,755,097            $ 50,117,073              $53,708,707           $151,257,470
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 94,317,452            $ 44,833,023              $49,407,469           $137,624,254
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net
Assets                          ALABAMA PORTFOLIO    ARKANSAS PORTFOLIO    GEORGIA PORTFOLIO    KENTUCKY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  5,095,243          $  3,100,264         $  4,801,322          $  6,375,114
   Net realized gain                    286,744               521,968            1,210,267             1,448,862
   Net change in unrealized
      appreciation
      (depreciation)                  1,494,649             1,138,587            1,131,581             1,384,902
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $  6,876,636          $  4,760,819         $  7,143,170          $  9,208,878
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                   $  5,971,850          $  3,190,175         $  5,270,754          $  5,929,474
   Withdrawals                      (20,427,780)          (14,381,768)         (20,324,717)          (25,613,276)
-------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS       $(14,455,930)         $(11,191,593)        $(15,053,963)         $(19,683,802)
-------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $ (7,579,294)         $ (6,430,774)        $ (7,910,793)         $(10,474,924)
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
At beginning of year               $102,355,997          $ 62,685,818         $ 95,162,067          $123,110,204
-------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                     $ 94,776,703          $ 56,255,044         $ 87,251,274          $112,635,280
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net
Assets                          LOUISIANA PORTFOLIO    MARYLAND PORTFOLIO    MISSOURI PORTFOLIO    NORTH CAROLINA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $ 1,831,943           $  5,400,842          $  4,136,832             $  8,388,082
   Net realized gain                     354,545                824,903               956,161                1,791,750
   Net change in unrealized
      appreciation
      (depreciation)                     679,062              1,975,688             1,572,339                2,930,375
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                   $ 2,865,550           $  8,201,433          $  6,665,332             $ 13,110,207
----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $ 5,706,360           $  8,581,280          $  4,493,837             $  9,214,460
   Withdrawals                        (6,494,266)           (19,031,547)          (16,642,888)             (36,965,507)
----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS         $  (787,906)          $(10,450,267)         $(12,149,051)            $(27,751,047)
----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $ 2,077,644           $ (2,248,834)         $ (5,483,719)            $(14,640,840)
----------------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------------
At beginning of year                 $34,432,129           $107,401,087          $ 79,881,716             $167,570,964
----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $36,509,773           $105,152,253          $ 74,397,997             $152,930,124
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1998

Increase (Decrease) in Net
Assets                          OREGON PORTFOLIO    SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO    VIRGINIA PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $  5,723,164            $  2,819,111             $  2,821,503           $  8,239,066
   Net realized gain                  1,571,010               1,175,496                  463,355              2,037,263
   Net change in unrealized
      appreciation
      (depreciation)                  1,436,080                 554,107                  897,702              2,473,102
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $  8,730,254            $  4,548,714             $  4,182,560           $ 12,749,431
--------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                   $  3,763,506            $  2,733,381             $  5,452,717           $  7,893,877
   Withdrawals                      (22,431,429)            (11,134,947)             (10,088,250)           (31,043,370)
--------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS       $(18,667,923)           $ (8,401,566)            $ (4,635,533)          $(23,149,493)
--------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         $ (9,937,669)           $ (3,852,852)            $   (452,973)          $(10,400,062)
--------------------------------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------------------------------
At beginning of year               $113,692,766            $ 53,969,925             $ 54,161,680           $161,657,532
--------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                     $103,755,097            $ 50,117,073             $ 53,708,707           $151,257,470
--------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   ALABAMA PORTFOLIO
                                -------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                -------------------------------------------------------
                                 1999       1998        1997        1996        1995
---------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------
Expenses(1)                        0.46%      0.49%       0.50%       0.49%       0.47%
Expenses after custodian fee
   reduction                       0.45%      0.47%       0.49%       0.45%         --
Net investment income              5.18%      5.21%       5.47%       5.50%       5.77%
Portfolio Turnover                   23%        23%         23%         52%         51%
---------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $82,141    $94,777    $102,356    $108,544    $118,486
---------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended
     August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 ARKANSAS PORTFOLIO
                                ----------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                ----------------------------------------------------
                                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------
Expenses(1)                        0.45%      0.44%      0.49%      0.48%      0.46%
Expenses after custodian fee
   reduction                       0.43%      0.43%      0.48%      0.46%        --
Net investment income              5.25%      5.22%      5.40%      5.40%      5.69%
Portfolio Turnover                   24%        13%        17%        11%        23%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $50,491    $56,255    $62,686    $74,103    $81,535
------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended
     August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  GEORGIA PORTFOLIO
                                ------------------------------------------------------
                                                YEAR ENDED AUGUST 31,
                                ------------------------------------------------------
                                 1999       1998       1997        1996        1995
--------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------
Expenses(1)                        0.46%      0.48%      0.49%       0.50%       0.46%
Expenses after custodian fee
   reduction                       0.42%      0.47%      0.47%       0.45%         --
Net investment income              5.31%      5.29%      5.55%       5.59%       5.73%
Portfolio Turnover                   38%        19%        13%         21%         48%
--------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $71,220    $87,251    $95,162    $108,974    $122,949
--------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended
     August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   KENTUCKY PORTFOLIO
                                --------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                --------------------------------------------------------
                                 1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------
Expenses(1)                        0.49%       0.49%       0.51%       0.53%       0.49%
Expenses after custodian fee
   reduction                       0.47%       0.48%       0.48%       0.50%         --
Net investment income              5.36%       5.38%       5.56%       5.49%       5.75%
Portfolio Turnover                   11%         15%         28%         28%         30%
----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $97,762    $112,635    $123,110    $133,017    $145,269
----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended
     August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                LOUISIANA PORTFOLIO
                                ----------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                ----------------------------------------------------
                                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------
Net expenses(1)                    0.37%      0.39%      0.40%      0.30%      0.22%
Net expenses after custodian
   fee reduction                   0.34%      0.34%      0.38%      0.23%        --
Net investment income              5.16%      5.25%      5.85%      5.90%      6.06%
Portfolio Turnover                   20%        43%        27%        99%        46%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $32,668    $36,510    $34,432    $35,049    $34,309
------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses(1)                                                         0.41%      0.33%
Expenses after custodian fee
   reduction                                                        0.35%        --
Net investment income                                               5.79%      5.95%
------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   MARYLAND PORTFOLIO
                                --------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                --------------------------------------------------------
                                 1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------
Expenses(1)                        0.49%       0.48%       0.48%       0.51%       0.47%
Expenses after custodian fee
   reduction                       0.46%       0.44%       0.45%       0.48%         --
Net investment income              5.05%       5.11%       5.38%       5.50%       5.79%
Portfolio Turnover                   31%         30%         30%         33%         30%
----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $95,223    $105,152    $107,401    $110,588    $115,004
----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 MISSOURI PORTFOLIO
                                ----------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                ----------------------------------------------------
                                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------
Expenses(1)                        0.46%      0.47%      0.47%      0.49%      0.48%
Expenses after custodian fee
   reduction                       0.44%      0.45%      0.46%      0.47%        --
Net investment income              5.28%      5.31%      5.52%      5.52%      5.76%
Portfolio Turnover                   21%        11%         5%        36%        24%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $68,264    $74,398    $79,882    $85,162    $93,162
------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                NORTH CAROLINA PORTFOLIO
                                ---------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------
                                  1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------
Expenses(1)                         0.50%       0.51%       0.52%       0.52%       0.48%
Expenses after custodian fee
   reduction                        0.49%       0.48%       0.50%       0.48%         --
Net investment income               5.24%       5.31%       5.53%       5.51%       5.78%
Portfolio Turnover                     3%         26%         42%         54%         33%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $129,330    $152,930    $167,571    $187,044    $195,179
-----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    OREGON PORTFOLIO
                                --------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                --------------------------------------------------------
                                 1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------
Expenses(1)                        0.48%       0.48%       0.56%       0.50%       0.50%
Expenses after custodian fee
   reduction                       0.47%       0.48%       0.55%       0.47%         --
Net investment income              5.27%       5.28%       5.46%       5.37%       5.60%
Portfolio Turnover                   35%          9%         22%         28%         22%
----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $94,317    $103,755    $113,693    $129,759    $146,391
----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              SOUTH CAROLINA PORTFOLIO
                                ----------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                ----------------------------------------------------
                                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------
Expenses(1)                        0.43%      0.44%      0.51%      0.53%      0.44%
Expenses after custodian fee
   reduction                       0.40%      0.43%      0.50%      0.51%        --
Net investment income              5.33%      5.37%      5.59%      5.65%      5.81%
Portfolio Turnover                   26%        21%         8%        36%        75%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $44,833    $50,117    $53,970    $58,318    $61,412
------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                TENNESSEE PORTFOLIO
                                ----------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                ----------------------------------------------------
                                 1999       1998       1997       1996       1995
------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------
Expenses(1)                        0.42%      0.44%      0.43%      0.45%      0.41%
Expenses after custodian fee
   reduction                       0.41%      0.42%      0.42%      0.43%        --
Net investment income              5.23%      5.20%      5.48%      5.52%      5.81%
Portfolio Turnover                   13%        21%         3%        39%        20%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $49,407    $53,709    $54,162    $56,065    $58,673
------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   VIRGINIA PORTFOLIO
                                ---------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------
                                  1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------
Expenses(1)                         0.50%       0.52%       0.52%       0.51%       0.48%
Expenses after custodian fee
   reduction                        0.48%       0.50%       0.49%       0.48%         --
Net investment income               5.26%       5.27%       5.53%       5.55%       5.81%
Portfolio Turnover                    17%          8%         25%         30%         38%
-----------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $137,624    $151,257    $161,658    $177,644    $191,748
-----------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the year ended August 31, 1995 has not been adjusted to reflect this change.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 1999, the Portfolios paid advisory fees as follows:

PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
---------------------------------------------------------------------
Alabama                                   $326,867          0.36%
Arkansas                                   161,041          0.30%
Georgia                                    287,404          0.36%
Kentucky                                   418,048          0.39%
Louisiana                                   79,665          0.22%
Maryland                                   386,101          0.38%
Missouri                                   252,365          0.34%
North Carolina                             588,407          0.41%
Oregon                                     377,530          0.38%
South Carolina                             140,934          0.28%
Tennessee                                  153,950          0.29%
Virginia                                   600,595          0.41%

*    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1999, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 1999, were as follows:

ALABAMA PORTFOLIO
------------------------------------------------------
Purchases                                 $19,986,217
Sales                                      27,403,123


ARKANSAS PORTFOLIO
------------------------------------------------------
Purchases                                 $12,787,646
Sales                                      15,299,979

GEORGIA PORTFOLIO
------------------------------------------------------
Purchases                                 $30,287,404
Sales                                      39,306,062

KENTUCKY PORTFOLIO
------------------------------------------------------
Purchases                                 $11,210,125
Sales                                      20,097,121

LOUISIANA PORTFOLIO
------------------------------------------------------
Purchases                                 $ 7,113,612
Sales                                       8,118,675

MARYLAND PORTFOLIO
------------------------------------------------------
Purchases                                 $31,302,727
Sales                                      34,659,531

MISSOURI PORTFOLIO
------------------------------------------------------
Purchases                                 $14,824,775
Sales                                      15,422,381

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

NORTH CAROLINA PORTFOLIO
------------------------------------------------------
Purchases                                 $ 4,065,484
Sales                                      21,525,341

OREGON PORTFOLIO
------------------------------------------------------
Purchases                                 $34,355,553
Sales                                      40,320,456
SOUTH CAROLINA PORTFOLIO
------------------------------------------------------
Purchases                                 $12,649,548
Sales                                      13,830,493
TENNESSEE PORTFOLIO
------------------------------------------------------
Purchases                                 $ 6,668,843
Sales                                       7,736,713
VIRGINIA PORTFOLIO
------------------------------------------------------
Purchases                                 $24,443,761
Sales                                      28,596,240

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 1999, as computed on a federal income tax basis, are as follows:

ALABAMA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 79,721,443
-------------------------------------------------------
Gross unrealized appreciation             $  3,243,384
Gross unrealized depreciation               (2,261,338)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $    982,046
-------------------------------------------------------

ARKANSAS PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 49,436,920
-------------------------------------------------------
Gross unrealized appreciation             $  1,482,250
Gross unrealized depreciation                 (722,812)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $    759,438
-------------------------------------------------------

GEORGIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 71,244,303
-------------------------------------------------------
Gross unrealized appreciation             $  2,888,455
Gross unrealized depreciation               (2,795,259)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $     93,196
-------------------------------------------------------

KENTUCKY PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 92,608,640
-------------------------------------------------------
Gross unrealized appreciation             $  4,445,032
Gross unrealized depreciation               (1,395,080)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  3,049,952
-------------------------------------------------------

LOUISIANA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 32,434,698
-------------------------------------------------------
Gross unrealized appreciation             $    875,382
Gross unrealized depreciation               (1,044,836)
-------------------------------------------------------
NET UNREALIZED DEPRECIATION               $   (169,454)
-------------------------------------------------------

MARYLAND PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 96,301,744
-------------------------------------------------------
Gross unrealized appreciation             $  2,498,264
Gross unrealized depreciation               (4,823,712)
-------------------------------------------------------
NET UNREALIZED DEPRECIATION               $ (2,325,448)
-------------------------------------------------------

MISSOURI PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 65,161,804
-------------------------------------------------------
Gross unrealized appreciation             $  3,572,292
Gross unrealized depreciation               (1,331,297)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  2,240,995
-------------------------------------------------------

NORTH CAROLINA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $121,147,873
-------------------------------------------------------
Gross unrealized appreciation             $  6,612,733
Gross unrealized depreciation               (1,282,595)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  5,330,138
-------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

OREGON PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 90,127,046
-------------------------------------------------------
Gross unrealized appreciation             $  3,493,586
Gross unrealized depreciation               (1,646,694)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  1,846,892
-------------------------------------------------------


SOUTH CAROLINA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 43,917,167
-------------------------------------------------------
Gross unrealized appreciation             $  1,981,997
Gross unrealized depreciation               (1,034,593)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $    947,404
-------------------------------------------------------

TENNESSEE PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $ 47,368,457
-------------------------------------------------------
Gross unrealized appreciation             $  1,912,802
Gross unrealized depreciation                 (614,154)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  1,298,648
-------------------------------------------------------

VIRGINIA PORTFOLIO
-------------------------------------------------------
AGGREGATE COST                            $131,329,574
-------------------------------------------------------
Gross unrealized appreciation             $  6,370,254
Gross unrealized depreciation               (2,209,683)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  4,160,571
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 1999, the Arkansas Portfolio, Georgia Porfolio, Louisiana Portfolio, Maryland Portfolio, South Carolina Portfolio and Virginia Portfolio had balances outstanding pursuant to this line of credit of $200,000, $300,000, $100,000, $400,000, $100,000 and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended
   August 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At August 31, 1999, there were no outstanding obligations under these financial instruments.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ALABAMA MUNICIPALS
PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA
MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO,
LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS
PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH
CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS
PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO,
TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA
MUNICIPALS PORTFOLIO:
--------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the Portfolios) as of August 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1999 and 1998 and supplementary data for each of the years in the five year period ended August 31, 1999. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 1999, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         October 1, 1999

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama and Kentucky Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio Manager
of Louisiana, Maryland, Missouri and
North Carolina Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio Manager
of Arkansas, Maryland and
Virginia Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Missouri, and Tennessee
Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager of
Oregon Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant